Subsequent Event (Details) - Trace Midstream Acquisition $ in Millions	Apr. 29, 2022 USD ($)
Subsequent Event [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	100.00%
Business Combination, Consideration Transferred	$ 950